Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 202,107	$ 162,237	$ 144,297	$ 175,708
Restricted cash - Carrying Amount	12,334	9,527
Investments - Carrying Amount	1,000	1,000	1,000
Debt - Carrying amount	(1,418,336)	(1,380,298)
Cash and cash equivalents - Fair Value	202,107	162,237
Restricted cash - Fair value	12,334	9,527
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,417,430)	$ (1,378,753)